Income Taxes, Net Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets
Net operating loss and tax credit carryforwards	$ 4,721
Deferred tax assets valuation allowance	(162)
Accrued expenses and other liabilities [Member]
Deferred Tax Assets
Net operating loss and tax credit carryforwards		$ 4,369
Allowance for credit losses		3,648
Deferred compensation and employee benefits		3,201
Net unrealized losses on debt securities		2,784
Capitalized research expenses		1,389
Accrued expenses		1,416
Lease liabilities		1,011
Basis difference in investments		0
Other		962
Total deferred tax assets		18,780
Deferred tax assets valuation allowance		(222)
Deferred tax liabilities
Mark to market, net		(12,571)
Leasing and fixed assets		(2,794)
Mortgage servicing rights		(1,552)
Right of use assets		(818)
Intangible assets		(874)
Basis difference in investments		(60)
Other		(520)
Total deferred tax liabilities		(19,189)
Net deferred tax liability		$ (631)
All other assets [Member]
Deferred Tax Assets
Net operating loss and tax credit carryforwards	4,721
Allowance for credit losses	3,580
Deferred compensation and employee benefits	3,194
Net unrealized losses on debt securities	2,881
Capitalized research expenses	1,653
Accrued expenses	1,187
Lease liabilities	1,104
Basis difference in investments	720
Other	1,070
Total deferred tax assets	20,110
Deferred tax assets valuation allowance	(162)
Deferred tax liabilities
Mark to market, net	(12,235)
Leasing and fixed assets	(2,818)
Mortgage servicing rights	(1,264)
Right of use assets	(930)
Intangible assets	(899)
Basis difference in investments	0
Other	(683)
Total deferred tax liabilities	(18,829)
Net deferred tax assets	$ 1,119